Segment reporting and information on geographical areas - Summary of Operating Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 2,355	€ 679	€ 114
Operating profit/loss	(42,364)	(19,257)	(10,078)
Interest and similar expenses	2,148	0	0
Net foreign exchange gain / (loss)	826	(531)	109
Net Finance costs	(1,322)	(513)	182
Profit/loss before taxes	(43,686)	(19,770)	(9,896)
Income tax expense	1,791	0	0
Consolidated net profit/loss	(45,477)	(19,770)	(9,896)
Interest and similar income	0	18	73
Air
Disclosure of operating segments [line items]
Revenue	0	589	0
Operating profit/loss	(10,793)	(6,423)	(3,767)
Space
Disclosure of operating segments [line items]
Revenue	2,355	90	114
Operating profit/loss	(30,082)	(12,391)	(5,091)
Not allocated
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating profit/loss	(1,489)	(443)	(1,220)
Consolidated
Disclosure of operating segments [line items]
Revenue	2,355	679	114
Operating profit/loss	(42,364)	(19,257)	(10,078)
Interest and similar expenses	(2,148)
Net foreign exchange gain / (loss)	826	(531)	109
Net Finance costs	(1,322)	(513)	182
Profit/loss before taxes	(43,686)	(19,770)	(9,896)
Income tax expense	(1,791)
Consolidated net profit/loss	€ (45,477)	(19,770)	(9,896)
Interest and similar income		€ 18	€ 73